Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 27, 2021	Mar. 28, 2020
Common stock, shares outstanding	18,328,943	17,970,881
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares issued	0	0
Class A Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares issued	10,610,973	10,252,911
Common stock, shares outstanding	10,610,973	10,252,911
Class B Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares issued	7,717,970	7,717,970
Common stock, shares outstanding	7,717,970	7,717,970